ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Deferred tax assets	$ 1,846,000	$ 1,542,000
Valuation allowance	(1,846,000)	(1,542,000)
Net deferred tax asset	$ 0	$ 0